CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪) [1]	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Statement Line Items [Line Items]
Profit (loss) for the year | ₪			₪ 114	₪ 52	₪ (40)
Other comprehensive income (loss), items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | ₪			(2)	(8)	5
Income taxes relating to remeasurements of post-employment benefit obligations | ₪			1	2	(1)
Other comprehensive income (loss) for the year, net of income taxes | ₪			(1)	(6)	4
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR | ₪			₪ 113	₪ 46	₪ (36)
Convenience translation into U.S. dollars [Member]
Statement Line Items [Line Items]
Profit (loss) for the year | $	[1]	$ 33
Other comprehensive income (loss), items that will not be reclassified to profit or loss
Remeasurements of post-employment benefit obligations | $	[1],[2]
Income taxes relating to remeasurements of post-employment benefit obligations | $	[1],[2]
Other comprehensive income (loss) for the year, net of income taxes | $	[1],[2]
TOTAL COMPREHENSIVE INCOME (LOSS) FOR THE YEAR | $	[1]	$ 33

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	Representing an amount of less than 1 million